UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2015

Item 1:	Report(s) to Shareholders.

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Affiliated Fund

For the six-month period ended April 30, 2015

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

22	Notes to Financial Statements

31	Supplemental Information to Shareholders

Lord Abbett Affiliated Fund
Semiannual Report

For the six-month period ended April 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Affiliated Fund for the six-month period ended April 30, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 through April 30, 2015).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/14 – 4/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/14	4/30/15	11/1/14 – 4/30/15
Class A
Actual	$1,000.00	$1,042.70	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$3.71
Class B
Actual	$1,000.00	$1,038.90	$7.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.41	$7.45
Class C
Actual	$1,000.00	$1,039.50	$7.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.41	$7.45
Class F
Actual	$1,000.00	$1,043.40	$2.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.87	$2.96
Class I
Actual	$1,000.00	$1,043.80	$2.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.36	$2.46
Class P
Actual	$1,000.00	$1,043.30	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$3.71
Class R2
Actual	$1,000.00	$1,041.60	$5.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.46
Class R3
Actual	$1,000.00	$1,042.20	$4.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.98	$4.86

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.74% for Class A, 1.49% for Classes B and C, 0.59% for Class F, 0.49% for Class I, 0.74% for Class P, 1.09% for Class R2 and 0.97% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2015

Sector*	%**
Consumer Discretionary	7.98%
Consumer Staples	9.99%
Energy	10.54%
Financials	21.22%
Health Care	11.47%
Industrials	11.82%
Sector*	%**
Information Technology	11.93%
Materials	4.94%
Telecommunication Services	4.15%
Utilities	5.48%
Repurchase Agreement	0.48%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

April 30, 2015

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.63%

Aerospace & Defense 5.38%
Boeing Co. (The)	214,700	$30,775
General Dynamics Corp.	434,200	59,624
Honeywell International, Inc.	435,200	43,920
Lockheed Martin Corp.	271,300	50,625
Raytheon Co.	685,000	71,240
Rockwell Collins, Inc.	148,400	14,444
United Technologies Corp.	918,300	104,457
Total		375,085

Automobiles 3.42%
Ford Motor Co.	10,864,200	171,655
General Motors Co.	1,912,500	67,052
Total		238,707

Banks 8.19%
BB&T Corp.	1,407,249	53,884
Comerica, Inc.	286,600	13,588
Fifth Third Bancorp	5,064,370	101,287
JPMorgan Chase & Co.	3,940,342	249,266
PNC Financial Services Group, Inc. (The)	192,300	17,640
Wells Fargo & Co.	2,458,485	135,462
Total		571,127

Beverages 0.65%
Coca-Cola Co. (The)	521,500	21,152
Dr. Pepper Snapple Group, Inc.	92,300	6,884
PepsiCo, Inc.	182,500	17,359
Total		45,395

Capital Markets 1.97%
Ameriprise Financial, Inc.	551,100	69,042
Invesco Ltd.	1,651,800	68,417
Total		137,459
		Fair
		Value
Investments	Shares	(000)
Chemicals 1.97%
Celanese Corp. Series A	335,100	$22,237
CF Industries Holdings, Inc.	36,650	10,536
Huntsman Corp.	1,920,507	44,268
LyondellBasell Industries NV Class A	585,800	60,642
Total		137,683

Commercial Services & Supplies 0.34%
Pitney Bowes, Inc.	305,600	6,836
R.R. Donnelley & Sons Co.	899,800	16,755
Total		23,591

Communications Equipment 2.35%
Cisco Systems, Inc.	5,683,500	163,855

Diversified Consumer Services 0.49%
H&R Block, Inc.	1,126,600	34,068

Diversified Telecommunication Services 4.15%
AT&T, Inc.	4,410,349	152,775
Verizon Communications, Inc.	2,712,851	136,836
Total		289,611

Electric: Utilities 3.84%
Duke Energy Corp.	1,006,439	78,069
Edison International	154,200	9,397
Entergy Corp.	783,684	60,485
Great Plains Energy, Inc.	443,000	11,598
ITC Holdings Corp.	228,700	8,233
PPL Corp.	214,800	7,310
Southern Co. (The)	877,800	38,886
Westar Energy, Inc.	481,500	18,128
Xcel Energy, Inc.	1,050,300	35,616
Total		267,722

Electrical Equipment 0.33%
Emerson Electric Co.	395,000	23,238

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

April 30, 2015

		Fair
		Value
Investments	Shares	(000)
Energy Equipment & Services 1.03%
Atwood Oceanics, Inc.	424,100	$14,156
National Oilwell Varco, Inc.	549,900	29,920
Schlumberger Ltd.	118,900	11,249
Tidewater, Inc.	591,100	16,368
Total		71,693

Food & Staples Retailing 2.72%
Sysco Corp.	1,270,200	47,035
Wal-Mart Stores, Inc.	1,824,700	142,418
Total		189,453

Food Products 2.30%
Archer-Daniels-Midland Co.	652,700	31,904
Bunge Ltd.	483,900	41,795
ConAgra Foods, Inc.	1,782,000	64,419
Ingredion, Inc.	283,300	22,494
Total		160,612

Health Care Equipment & Supplies 1.44%
Baxter International, Inc.	687,694	47,272
Becton Dickinson & Co.	96,300	13,566
Medtronic plc (Ireland)(a)	535,700	39,883
Total		100,721

Health Care Providers & Services 0.46%
Anthem, Inc.	59,200	8,935
Cardinal Health, Inc.	196,500	16,573
Quest Diagnostics, Inc.	96,200	6,870
Total		32,378

Hotels, Restaurants & Leisure 0.09%
Brinker International, Inc.	116,100	6,428

Household Durables 1.03%
Whirlpool Corp.	408,400	71,715

Household Products 1.94%
Kimberly-Clark Corp.	433,429	47,543
Procter & Gamble Co. (The)	1,104,600	87,827
Total		135,370
		Fair
		Value
Investments	Shares	(000)
Independent Power and Renewable Electricity Producer 0.45%
AES Corp.	2,347,300	$31,102

Information Technology Services 1.47%
International Business Machines Corp.	544,250	93,224
Western Union Co. (The)	453,100	9,189
Total		102,413

Insurance 6.43%
ACE Ltd. (Switzerland)(a)	731,700	78,284
Allstate Corp. (The)	1,353,700	94,299
Everest Re Group Ltd.	167,600	29,985
Hartford Financial Services Group, Inc. (The)	521,700	21,270
Prudential Financial, Inc.	1,239,000	101,102
Reinsurance Group of America, Inc.	200,900	18,406
Travelers Cos., Inc. (The)	471,900	47,714
Validus Holdings Ltd.	399,900	16,728
XL Group plc (Ireland)(a)	1,106,300	41,022
Total		448,810

Machinery 3.30%
Caterpillar, Inc.	1,786,600	155,220
Cummins, Inc.	384,800	53,202
Stanley Black & Decker, Inc.	101,600	10,028
Timken Co. (The)	302,600	11,889
Total		230,339

Media 1.70%
Comcast Corp. Class A	2,057,400	118,835

Metals & Mining 1.83%
Freeport-McMoRan, Inc.	3,741,700	87,069
Steel Dynamics, Inc.	1,823,900	40,363
Total		127,432

Multi-Line Retail 0.40%
Kohl’s Corp.	383,986	27,513

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

April 30, 2015

		Fair
		Value
Investments	Shares	(000)
Multi-Utilities 1.20%
Ameren Corp.	169,300	$6,931
CMS Energy Corp.	298,000	10,111
SCANA Corp.	309,000	16,371
Sempra Energy	473,500	50,272
Total		83,685

Oil, Gas & Consumable Fuels 9.52%
Chevron Corp.	2,536,132	281,663
ConocoPhillips	1,528,600	103,822
Denbury Resources, Inc.	867,600	7,644
Exxon Mobil Corp.	323,100	28,229
Kinder Morgan, Inc.	517,700	22,235
Occidental Petroleum Corp.	329,184	26,368
PBF Energy, Inc. Class A	468,600	13,299
Spectra Energy Corp.	939,800	35,008
Valero Energy Corp.	2,564,350	145,911
Total		664,179

Paper & Forest Products 1.15%
International Paper Co.	1,489,000	79,989

Personal Products 0.33%
Herbalife Ltd.*	560,248	23,261

Pharmaceuticals 9.58%
AbbVie, Inc.	891,700	57,657
Eli Lilly & Co.	2,583,100	185,648
Johnson & Johnson	1,007,400	99,934
Merck & Co., Inc.	615,100	36,635
Pfizer, Inc.	8,491,700	288,124
Total		667,998

Professional Services 0.80%
Nielsen NV	1,236,900	55,586

Real Estate Investment Trusts 4.65%
Alexandria Real Estate Equities, Inc.	188,700	17,432
Annaly Capital Management, Inc.	1,366,100	13,757
AvalonBay Communities, Inc.	330,750	54,355
		Fair
		Value
Investments	Shares	(000)
BioMed Realty Trust, Inc.	450,600	$9,350
Brandywine Realty Trust	465,100	6,781
DDR Corp.	510,100	8,697
Duke Realty Corp.	688,000	13,629
Gaming and Leisure Properties, Inc.	213,400	7,618
General Growth Properties, Inc.	2,479,100	67,927
Health Care REIT, Inc.	252,500	18,185
Host Hotels & Resorts, Inc.	831,900	16,754
Post Properties, Inc.	146,400	8,370
Prologis, Inc.	722,800	29,057
Retail Properties of America, Inc. Class A	527,700	7,974
SL Green Realty Corp.	188,400	23,053
Starwood Property Trust, Inc.	431,800	10,368
Vornado Realty Trust	109,900	11,374
Total		324,681

Road & Rail 1.69%
Union Pacific Corp.	1,106,500	117,543

Semiconductors & Semiconductor Equipment 3.30%
Avago Technologies Ltd. (Singapore)(a)	239,100	27,946
Intel Corp.	5,788,900	188,429
KLA-Tencor Corp.	239,300	14,071
Total		230,446

Software 1.69%
CA, Inc.	445,400	14,150
Microsoft Corp.	1,374,300	66,846
Symantec Corp.	1,483,800	36,984
Total		117,980

Specialty Retail 0.86%
GameStop Corp. Class A	1,139,700	43,924
Gap, Inc. (The)	170,000	6,739
Lowe’s Cos., Inc.	139,600	9,613
Total		60,276

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

April 30, 2015

		Fair
		Value
Investments	Shares	(000)
Technology Hardware, Storage & Peripherals 3.13%
Apple, Inc.	1,311,625	$164,150
Hewlett-Packard Co.	1,646,200	54,275
Total		218,425

Tobacco 2.06%
Altria Group, Inc.	2,867,649	143,526
Total Common Stocks
(cost $6,302,909,524)		$6,949,930
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT–TERM INVESTMENT 0.47%

Repurchase Agreement
Repurchase Agreement dated 4/30/2015, Zero Coupon due 5/1/2015 with Fixed Income Clearing Corp. collateralized by $22,900,000 of U.S. Treasury Bond at 7.875% due 2/15/2021 and $2,735,000 of U.S. Treasury Note at 1.375% due 4/30/2020; value: $33,900,788; proceeds: $33,231,603 (cost $33,231,603)	$33,232	$33,232
Total Investments in Securities 100.10% (cost $6,336,141,127)		6,983,162
Liabilities in Excess of Cash and Other Assets(b) (0.10)%		(7,273)
Net Assets 100.00%		$6,975,889

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation on futures contracts as follows:

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

April 30, 2015

Open Futures Contracts at April 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	June 2015	266	Long	$27,649,370	$120,194

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$6,949,930	$–	$–	$6,949,930
Repurchase Agreement	–	33,232	–	33,232
Total	$6,949,930	$33,232	$–	$6,983,162
Other Financial Instruments
Futures Contracts
Assets	$120	$–	$–	$120
Liabilities	–	–	–	–
Total	$120	$–	$–	$120

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2015.

8	See Notes to Financial Statements.

This page is intentionally left blank.

Statement of Assets and Liabilities (unaudited)

April 30, 2015

ASSETS:
Investments in securities, at fair value (cost $6,336,141,127)	$6,983,162,262
Cash	420,036
Deposits with brokers for futures collateral	1,223,600
Receivables:
Dividends	9,742,921
Investment securities sold	2,312,064
Capital shares sold	1,869,346
Prepaid expenses and other assets	29,724
Total assets	6,998,759,953
LIABILITIES:
Payables:
Capital shares reacquired	6,890,806
12b-1 distribution fees	5,554,271
Directors’ fees	3,722,464
Investment securities purchased	2,879,657
Management fee	1,807,115
Variation margin	267,336
Fund administration	230,538
To affiliates (See Note 3)	19,311
Accrued expenses	1,499,521
Total liabilities	22,871,019
NET ASSETS	$6,975,888,934
COMPOSITION OF NET ASSETS:
Paid-in capital	$5,994,201,233
Undistributed net investment income	6,994,215
Accumulated net realized gain on investments and futures contracts	327,552,157
Net unrealized appreciation on investments and futures contracts	647,141,329
Net Assets	$6,975,888,934

10	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

April 30, 2015

Net assets by class:
Class A Shares	$6,073,079,073
Class B Shares	$56,460,457
Class C Shares	$460,203,825
Class F Shares	$162,878,220
Class I Shares	$137,674,068
Class P Shares	$26,220,895
Class R2 Shares	$777,931
Class R3 Shares	$58,594,465
Outstanding shares by class:
Class A Shares (2.9 billion shares of common stock authorized, $.001 par value)	371,174,478
Class B Shares (300 million shares of common stock authorized, $.001 par value)	3,432,347
Class C Shares (300 million shares of common stock authorized, $.001 par value)	28,136,654
Class F Shares (300 million shares of common stock authorized, $.001 par value)	9,953,798
Class I Shares (300 million shares of common stock authorized, $.001 par value)	8,387,874
Class P Shares (200 million shares of common stock authorized, $.001 par value)	1,604,918
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	47,650
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	3,584,700
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$16.36
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$17.36
Class B Shares-Net asset value	$16.45
Class C Shares-Net asset value	$16.36
Class F Shares-Net asset value	$16.36
Class I Shares-Net asset value	$16.41
Class P Shares-Net asset value	$16.34
Class R2 Shares-Net asset value	$16.33
Class R3 Shares-Net asset value	$16.35

See Notes to Financial Statements.	11

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2015

Investment income:
Dividends (net of foreign withholding taxes of $109,429)	$104,665,704
Total investment income	104,665,704
Expenses:
Management fee	10,988,195
12b-1 distribution plan-Class A	7,475,868
12b-1 distribution plan-Class B	319,017
12b-1 distribution plan-Class C	2,285,510
12b-1 distribution plan-Class F	79,086
12b-1 distribution plan-Class P	34,361
12b-1 distribution plan-Class R2	2,186
12b-1 distribution plan-Class R3	136,195
Shareholder servicing	3,896,968
Fund administration	1,402,280
Reports to shareholders	215,762
Subsidy (See Note 3)	136,627
Directors’ fees	105,735
Custody	91,150
Registration	73,668
Professional	45,999
Other	260,401
Gross expenses	27,549,008
Expense reductions (See Note 9)	(3,085)
Net expenses	27,545,923
Net investment income	77,119,781
Net realized and unrealized gain (loss):
Net realized gain on investments	337,567,939
Net realized gain on futures contracts	1,350,257
Net change in unrealized appreciation/depreciation on investments	(117,506,291)
Net change in unrealized appreciation/depreciation on futures contracts	(328,227)
Net realized and unrealized gain	221,083,678
Net Increase in Net Assets Resulting From Operations	$298,203,459

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2015 (unaudited)	For the Year Ended October 31, 2014
Operations:
Net investment income	$77,119,781	$156,462,715
Net realized gain on investments and futures contracts	338,918,196	871,945,055
Net change in unrealized appreciation/depreciation on investments and futures contracts	(117,834,518)	(91,963,580)
Net increase in net assets resulting from operations	298,203,459	936,444,190
Distributions to shareholders from:
Net investment income
Class A	(67,792,056)	(142,267,139)
Class B	(443,066)	(1,242,407)
Class C	(3,438,820)	(7,335,464)
Class F	(1,894,416)	(3,142,690)
Class I	(1,870,970)	(7,265,901)
Class P	(302,254)	(1,380,788)
Class R2	(6,799)	(13,444)
Class R3	(573,744)	(1,123,582)
Net realized gain
Class A	(292,198,555)	–
Class B	(3,315,127)	–
Class C	(22,134,108)	–
Class F	(7,390,754)	–
Class I	(12,659,788)	–
Class P	(1,349,167)	–
Class R2	(34,817)	–
Class R3	(2,677,096)	–
Total distributions to shareholders	(418,081,537)	(163,771,415)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	191,766,746	650,663,406
Reinvestment of distributions	377,490,355	145,409,487
Cost of shares reacquired	(588,004,343)	(1,534,021,666)
Net decrease in net assets resulting from capital share transactions	(18,747,242)	(737,948,773)
Net increase (decrease) in net assets	(138,625,320)	34,724,002
NET ASSETS:
Beginning of period	$7,114,514,254	$7,079,790,252
End of period	$6,975,888,934	$7,114,514,254
Undistributed net investment income	$6,994,215	$6,196,559

See Notes to Financial Statements.	13

Financial Highlights

	Class A Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.65		$14.94	$11.82	$10.55	$10.59	$9.61
Investment operations:
Net investment income(a)	.18		.36	.23	.18	.12	.09
Net realized and unrealized gain (loss)	.51		1.72	3.12	1.27	(.04)	.97
Total from investment operations	.69		2.08	3.35	1.45	.08	1.06
Distributions to shareholders from:
Net investment income	(.18)		(.37)	(.23)	(.18)	(.12)	(.08)
Net realized gain	(.80)		–	–	–	–	–
Total distributions	(.98)		(.37)	(.23)	(.18)	(.12)	(.08)
Net asset value, end of period	$16.36		$16.65	$14.94	$11.82	$10.55	$10.59
Total Return(b)	4.27	%(c)	14.08%	28.59%	13.78%	.73%	11.07%
Ratios to Average Net Assets:
Expenses, including expense reductions	.37	%(c)	.74%	.84%	.85%	.84%	.85%
Expenses, excluding expense reductions	.37	%(c)	.74%	.84%	.85%	.84%	.85%
Net investment income	1.11	%(c)	2.25%	1.70%	1.58%	1.09%	.83%

Supplemental Data:
Net assets, end of period (000)	$6,073,079		$6,079,217	$6,051,139	$5,420,741	$5,777,045	$6,993,549
Portfolio turnover rate	33.43	%(c)	81.28%	92.86%	14.26%	16.39%	24.56%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.73		$15.00	$11.87	$10.59	$10.61	$9.63
Investment operations:
Net investment income(a)	.12		.24	.14	.11	.05	.02
Net realized and unrealized gain (loss)	.52		1.74	3.12	1.27	(.03)	.98
Total from investment operations	.64		1.98	3.26	1.38	.02	1.00
Distributions to shareholders from:
Net investment income	(.12)		(.25)	(.13)	(.10)	(.04)	(.02)
Net realized gain	(.80)		–	–	–	–	–
Total distributions	(.92)		(.25)	(.13)	(.10)	(.04)	(.02)
Net asset value, end of period	$16.45		$16.73	$15.00	$11.87	$10.59	$10.61
Total Return(b)	3.89	%(c)	13.25%	27.64%	13.02%	.18%	10.34%
Ratios to Average Net Assets:
Expenses, including expense reductions	.74	%(c)	1.49%	1.50%	1.51%	1.49%	1.50%
Expenses, excluding expense reductions	.74	%(c)	1.49%	1.50%	1.51%	1.49%	1.50%
Net investment income	.75	%(c)	1.51%	1.06%	.94%	.43%	.18%

Supplemental Data:
Net assets, end of period (000)	$56,460		$69,337	$91,394	$116,262	$174,386	$288,531
Portfolio turnover rate	33.43	%(c)	81.28%	92.86%	14.26%	16.39%	24.56%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class C Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.64		$14.94	$11.82	$10.55	$10.58	$9.61
Investment operations:
Net investment income(a)	.12		.24	.14	.11	.05	.02
Net realized and unrealized gain (loss)	.52		1.71	3.12	1.26	(.03)	.97
Total from investment operations	.64		1.95	3.26	1.37	.02	.99
Distributions to shareholders from:
Net investment income	(.12)		(.25)	(.14)	(.10)	(.05)	(.02)
Net realized gain	(.80)		–	–	–	–	–
Total distributions	(.92)		(.25)	(.14)	(.10)	(.05)	(.02)
Net asset value, end of period	$16.36		$16.64	$14.94	$11.82	$10.55	$10.58
Total Return(b)	3.95	%(c)	13.17%	27.76%	13.04%	.14%	10.28%
Ratios to Average Net Assets:
Expenses, including expense reductions	.74	%(c)	1.48%	1.49%	1.50%	1.48%	1.50%
Expenses, excluding expense reductions	.74	%(c)	1.48%	1.49%	1.50%	1.48%	1.50%
Net investment income	.74	%(c)	1.50%	1.05%	.93%	.44%	.18%

Supplemental Data:
Net assets, end of period (000)	$460,204		$459,439	$449,259	$407,621	$467,475	$595,084
Portfolio turnover rate	33.43	%(c)	81.28%	92.86%	14.26%	16.39%	24.56%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.65		$14.94	$11.83	$10.56	$10.59	$9.61
Investment operations:
Net investment income(a)	.19		.38	.26	.21	.15	.11
Net realized and unrealized gain (loss)	.51		1.73	3.11	1.26	(.03)	.97
Total from investment operations	.70		2.11	3.37	1.47	.12	1.08
Distributions to shareholders from:
Net investment income	(.19)		(.40)	(.26)	(.20)	(.15)	(.10)
Net realized gain	(.80)		–	–	–	–	–
Total distributions	(.99)		(.40)	(.26)	(.20)	(.15)	(.10)
Net asset value, end of period	$16.36		$16.65	$14.94	$11.83	$10.56	$10.59
Total Return(b)	4.34	%(c)	14.25%	28.80%	14.04%	1.08%	11.33%
Ratios to Average Net Assets:
Expenses, including expense reductions	.29	%(c)	.59%	.60%	.61%	.59%	.60%
Expenses, excluding expense reductions	.29	%(c)	.59%	.60%	.61%	.59%	.60%
Net investment income	1.18	%(c)	2.36%	1.94%	1.82%	1.33%	1.07%

Supplemental Data:
Net assets, end of period (000)	$162,878		$152,988	$112,933	$92,498	$102,086	$86,360
Portfolio turnover rate	33.43	%(c)	81.28%	92.86%	14.26%	16.39%	24.56%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class I Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.70		$14.99	$11.86	$10.59	$10.62	$9.64
Investment operations:
Net investment income(a)	.21		.39	.27	.22	.16	.12
Net realized and unrealized gain (loss)	.50		1.73	3.14	1.26	(.03)	.97
Total from investment operations	.71		2.12	3.41	1.48	.13	1.09
Distributions to shareholders from:
Net investment income	(.20)		(.41)	(.28)	(.21)	(.16)	(.11)
Net realized gain	(.80)		–	–	–	–	–
Total distributions	(1.00)		(.41)	(.28)	(.21)	(.16)	(.11)
Net asset value, end of period	$16.41		$16.70	$14.99	$11.86	$10.59	$10.62
Total Return(b)	4.38	%(c)	14.31%	29.03%	14.12%	1.18%	11.40%
Ratios to Average Net Assets:
Expenses, including expense reductions	.24	%(c)	.49%	.50%	.51%	.49%	.50%
Expenses, excluding expense reductions	.24	%(c)	.49%	.50%	.51%	.49%	.50%
Net investment income	1.29	%(c)	2.48%	2.07%	1.92%	1.42%	1.18%

Supplemental Data:
Net assets, end of period (000)	$137,674		$268,873	$239,652	$347,410	$385,714	$435,609
Portfolio turnover rate	33.43	%(c)	81.28%	92.86%	14.26%	16.39%	24.56%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

18	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.62		$14.91	$11.80	$10.53	$10.57	$9.59
Investment operations:
Net investment income(a)	.18		.36	.23	.18	.12	.07
Net realized and unrealized gain (loss)	.52		1.71	3.11	1.26	(.05)	.98
Total from investment operations	.70		2.07	3.34	1.44	.07	1.05
Distributions to shareholders from:
Net investment income	(.18)		(.36)	(.23)	(.17)	(.11)	(.07)
Net realized gain	(.80)		–	–	–	–	–
Total distributions	(.98)		(.36)	(.23)	(.17)	(.11)	(.07)
Net asset value, end of period	$16.34		$16.62	$14.91	$11.80	$10.53	$10.57
Total Return(b)	4.33	%(c)	14.02%	28.58%	13.79%	.75%	10.88%
Ratios to Average Net Assets:
Expenses, including expense reductions	.37	%(c)	.74%	.81%	.86%	.90%	.95%
Expenses, excluding expense reductions	.37	%(c)	.74%	.81%	.86%	.90%	.95%
Net investment income	1.12	%(c)	2.32%	1.74%	1.58%	1.02%	.73%

Supplemental Data:
Net assets, end of period (000)	$26,221		$28,397	$83,364	$88,145	$113,935	$158,627
Portfolio turnover rate	33.43	%(c)	81.28%	92.86%	14.26%	16.39%	24.56%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	19

Financial Highlights (continued)

	Class R2 Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.61		$14.91	$11.80	$10.54	$10.58	$9.61
Investment operations:
Net investment income(a)	.15		.30	.19	.15	.09	.06
Net realized and unrealized gain (loss)	.52		1.72	3.12	1.26	(.03)	.97
Total from investment operations	.67		2.02	3.31	1.41	.06	1.03
Distributions to shareholders from:
Net investment income	(.15)		(.32)	(.20)	(.15)	(.10)	(.06)
Net realized gain	(.80)		–	–	–	–	–
Total distributions	(.95)		(.32)	(.20)	(.15)	(.10)	(.06)
Net asset value, end of period	$16.33		$16.61	$14.91	$11.80	$10.54	$10.58
Total Return(b)	4.16	%(c)	13.65%	28.23%	13.43%	.50%	10.78%
Ratios to Average Net Assets:
Expenses, including expense reductions	.54	%(c)	1.09%	1.10%	1.11%	1.09%	1.09%
Expenses, excluding expense reductions	.54	%(c)	1.09%	1.10%	1.11%	1.09%	1.09%
Net investment income	.93	%(c)	1.88%	1.43%	1.33%	.83%	.57%

Supplemental Data:
Net assets, end of period (000)	$778		$718	$593	$529	$709	$419
Portfolio turnover rate	33.43	%(c)	81.28%	92.86%	14.26%	16.39%	24.56%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

20	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.63		$14.93	$11.81	$10.55	$10.58	$9.61
Investment operations:
Net investment income(a)	.16		.32	.21	.16	.11	.07
Net realized and unrealized gain (loss)	.52		1.72	3.12	1.26	(.03)	.97
Total from investment operations	.68		2.04	3.33	1.42	.08	1.04
Distributions to shareholders from:
Net investment income	(.16)		(.34)	(.21)	(.16)	(.11)	(.07)
Net realized gain	(.80)		–	–	–	–	–
Total distributions	(.96)		(.34)	(.21)	(.16)	(.11)	(.07)
Net asset value, end of period	$16.35		$16.63	$14.93	$11.81	$10.55	$10.58
Total Return(b)	4.22	%(c)	13.75%	28.43%	13.54%	.69%	10.86%
Ratios to Average Net Assets:
Expenses, including expense reductions	.48	%(c)	.98%	.99%	1.00%	.98%	1.00%
Expenses, excluding expense reductions	.48	%(c)	.98%	.99%	1.00%	.98%	1.00%
Net investment income	1.00	%(c)	2.00%	1.55%	1.42%	.94%	.67%

Supplemental Data:
Net assets, end of period (000)	$58,594		$55,545	$51,455	$46,473	$40,021	$32,915
Portfolio turnover rate	33.43	%(c)	81.28%	92.86%	14.26%	16.39%	24.56%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	21

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

The Fund has eleven classes of shares, of which the following eight classes of shares were active for the period covered in this report: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2011 through October 31, 2014. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (unaudited)(continued)

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of April 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

For the six months ended April 30, 2015, the effective management fee paid to Lord Abbett was at an annualized rate of .31% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of April 30, 2015, the percentages of the Fund’s outstanding shares owned by Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Multi-Asset Growth Fund were .82% and .61%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	(1)	.25%	.25%	–	.25%	.25%	.25%
Distribution	–		.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class I shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2015:

Distributor	Dealers’
Commissions	Concessions
$320,550	$1,726,488

Distributor received CDSCs of $13,587 and $8,396 for Class A and Class C shares, respectively, for the six months ended April 30, 2015.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2015 and fiscal year ended October 31, 2014 was as follows:

Six Months Ended
	4/30/2015	Year Ended
	(unaudited)	10/31/2014
Distributions paid from:
Ordinary income	$76,322,125	$163,771,415
Net long-term capital gains	341,759,412	–
Total distributions paid	$418,081,537	$163,771,415

As of April 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,347,055,774
Gross unrealized gain	781,763,804
Gross unrealized loss	(145,657,316)
Net unrealized security gain	$636,106,488

The difference between book-basis and tax-basis unrealized gains is attributable to the tax treatment of certain securities and wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2015 were as follows:

Purchases	Sales
$2,343,296,813	$2,715,566,520

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2015.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended April 30, 2015 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of April 30, 2015, the Fund had futures contracts with unrealized appreciation of $120,194. Amounts of $1,350,257 and ($328,227) are included in the Statement of Operations related to futures contracts under the captions Net realized gain on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 292.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$33,231,603	$–	$33,231,603
Total	$33,231,603	$–	$33,231,603

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Assets
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$33,231,603	$ –	$ –	$(33,231,603)	$ –
Total	$33,231,603	$ –	$ –	$(33,231,603)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2015.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended April 30, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended April 30, 2015, the Fund did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

Notes to Financial Statements (unaudited)(continued)

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks and dividend paying companies. The value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. The performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. There is no guarantee that companies that currently pay dividends will continue to do so. Due to its investments in multinational companies, foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended
		April 30, 2015		Year Ended
		(unaudited )		October 31, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,460,219	$121,926,271	9,877,597	$156,086,706
Converted from Class B*	587,282	9,636,683	1,159,703	18,392,818
Reinvestment of distributions	20,253,139	329,464,971	7,987,701	127,297,257
Shares reacquired	(22,283,306)	(364,651,286)	(58,865,984)	(930,030,864)
Increase (decrease)	6,017,334	$96,376,639	(39,840,983)	$(628,254,083)

Class B Shares
Shares sold	37,990	$623,892	74,125	$1,171,918
Reinvestment of distributions	219,591	3,588,397	74,178	1,184,381
Shares reacquired	(385,609)	(6,339,719)	(939,363)	(14,862,013)
Converted to Class A*	(584,701)	(9,636,683)	(1,155,136)	(18,392,818)
Decrease	(712,729)	$(11,764,113)	(1,946,196)	$(30,898,532)

Class C Shares
Shares sold	1,531,685	$25,028,094	1,595,516	$25,091,657
Reinvestment of distributions	1,166,036	18,959,846	338,773	5,393,918
Shares reacquired	(2,166,790)	(35,400,811)	(4,405,785)	(69,814,933)
Increase (decrease)	530,931	$8,587,129	(2,471,496)	$(39,329,358)

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended
		April 30, 2015		Year Ended
		(unaudited )		October 31, 2014
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	1,484,060	$24,288,988	3,921,523	$63,422,740
Reinvestment of distributions	456,974	7,433,604	149,812	2,392,201
Shares reacquired	(1,175,807)	(19,260,213)	(2,440,446)	(38,821,054)
Increase	765,227	$12,462,379	1,630,889	$26,993,887

Class I Shares
Shares sold	804,866	$13,151,144	24,460,119	$388,389,618
Reinvestment of distributions	805,324	13,141,084	415,796	6,640,656
Shares reacquired	(9,323,757)	(153,054,743)	(24,764,023)	(397,339,012)
Increase (decrease)	(7,713,567)	$(126,762,515)	111,892	$(2,308,738)

Class P Shares
Shares sold	76,302	$1,242,559	421,349	$6,529,231
Reinvestment of distributions	99,339	1,613,897	86,881	1,367,446
Shares reacquired	(278,872)	(4,574,363)	(4,390,076)	(70,502,891)
Decrease	(103,231)	$(1,717,907)	(3,881,846)	$(62,606,214)

Class R2 Shares
Shares sold	3,756	$61,446	6,481	$101,294
Reinvestment of distributions	2,362	38,335	766	12,200
Shares reacquired	(1,694)	(27,908)	(3,818)	(59,242)
Increase	4,424	$71,873	3,429	$54,252

Class R3 Shares
Shares sold	333,345	$5,444,352	622,664	$9,870,242
Reinvestment of distributions	200,034	3,250,221	70,409	1,121,428
Shares reacquired	(288,053)	(4,695,300)	(800,371)	(12,591,657)
Increase (decrease)	245,326	$3,999,273	(107,298)	$(1,599,987)

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

14.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

Supplemental Proxy Information

A joint special meeting of shareholders of the Fund was held on December 4, 2014. The joint special meeting was held for the purpose of electing members of the Board. Shareholders elected the following nine (9) Directors at the joint special meeting:

•	E. Thayer Bigelow
•	Robert B. Calhoun, Jr.
•	Eric C. Fast
•	Daria L. Foster
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Franklin W. Hobbs
•	James M. McTaggart
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Affiliated Fund, Inc.

Nominee	Votes For	Votes Withheld
E. Thayer Bigelow	288,006,375.806	8,016,004.387
Robert B. Calhoun, Jr.	288,383,272.596	7,639,107.597
Eric C. Fast	288,636,637.008	7,385,743.185
Daria L. Foster	288,361,783.159	7,660,597.034
Evelyn E. Guernsey	288,542,961.730	7,479,418.463
Julie A. Hill	288,493,402.210	7,528,977.983
Franklin W. Hobbs	288,498,778.835	7,523,601.358
James M. McTaggart	288,446,765.262	7,575,614.931
James L.L. Tullis	288,293,151.352	7,729,228.841

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) certain supplemental investment performance information provided by Lord Abbett; (3) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group as of various periods ended August 31, 2014. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year, five-year, and ten-year periods and above the median for the three-year period. The Board noted that the Morningstar performance peer group does not have a dividend requirement and accordingly also considered the performance of the Fund compared to the Lipper Inc. equity income peer universe.

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also considered the steps Lord Abbett had taken or was taking to improve investment performance of the Fund, including modifying the investment approach of the Fund to employ an equity income-oriented strategy and use fundamental research and quantitative analysis as part of its investment process, and naming Walter Prahl and Rick Ruvkun as portfolio managers for the Fund in June 2013.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group. It also considered the projected expense levels and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was well below the median of the expense peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it

Approval of Advisory Contract (concluded)

receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by		LAA-3
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Affiliated Fund, Inc.	(06/15)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

lord abbett affiliated fund, inc.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 17, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 17, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 17, 2015